Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 404,495		¥ 320,454
Less: accumulated depreciation	(249,656)		(199,753)
Construction in progress	1,693		27,522
Property, plant and equipment, net	156,532	$ 21,445	148,223
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	75,597		63,714
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	89,606		74,834
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	155,681		139,249
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	48,480		30,935
Buildings
Property Plant And Equipment [Line Items]
Property and equipment, gross	24,518
Motor Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,466		3,258
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 9,147		¥ 8,464